Subsequent Event	12 Months Ended
Dec. 31, 2019
Subsequent Event
Subsequent Event

31.           Subsequent Event

On February 14, 2020, the Corporation entered into a Share Purchase Agreement (the “Agreement”) for the sale of Alexco Environmental Group (“AEG”) (refer to Note 28 - Environmental Services Operating Segment), to AEG’s Executive Management (“AEG Management”) led by AEG’s President (a related party due to the AEG President being a key member of management of Alexco). Under the terms of the Agreement, AEG Management purchased all of the shares of AEG in consideration for payment to Alexco of $13,350,000. On closing of the transaction, AEG Management paid $12,100,000 in cash, with the balance of $1,250,000 payable pursuant to a promissory note that matures on February 14, 2021.